Securities purchased under an agreement to sell (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Reverse repurchase agreements outstanding	$ 19.9		$ 19.9		$ 38.1	$ 60.4
Securities received as collateral	19.4		19.4		37.6	60.0
Reverse repurchase agreements
Investment Holdings [Line Items]
Foreign currency gain (loss)	$ (2.4)	$ 1.2	$ (2.6)	$ 1.3	$ 1.9	$ 0.6
Minimum
Investment Holdings [Line Items]
Maturity term for reverse repurchase agreements			30 days		30 days
Maximum
Investment Holdings [Line Items]
Maturity term for reverse repurchase agreements			90 days		90 days